California Tax Free Bond ETF Expense Example - California Tax Free Bond ETF - ETF	Mar. 04, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 35
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	205
Expense Example, with Redemption, 10 Years	$ 513